Lease liabilities and right-of-use assets (Tables)	12 Months Ended
Dec. 31, 2025
Lease liabilities and right-of-use assets
Summary of right-of-use assets

	As of 31 December
	2025	2024
	USD	USD
Balance as of 1 January	232,612	484,362
Additions during the year	1,102,480	—
Depreciation charge for the year	(225,085)	(177,107)
Foreign currency adjustment	710	(74,643)
Balance as of 31 December	1,110,717	232,612

	2025	2024	2023
	USD	USD	USD
General and administrative expenses (Note 19)	225,085	97,200	127,979
Discontinued operations	—	79,907	236,137
	225,085	177,107	364,116

Summary of lease liabilities

	As of 31 December
	2025	2024
	USD	USD
Balance as of 1 January	1,047,064	1,662,411
Additions during the year	1,030,675	—
Accretion of interest	94,186	73,528
Repayments	(697,115)	(484,690)
Foreign currency adjustment	7,163	(204,185)
Balance as of 31 December	1,481,973	1,047,064

Summary Of Maturity Analysis

	As of 31 December
	2025	2024
	USD	USD
Current portion	479,240	606,881
Non-current portion	1,002,733	440,183
Lease liabilities as of 31 December	1,481,973	1,047,064

Summary of accretion of interest

	2025	2024	2023
	USD	USD	USD
Finance cost (Note 24)	94,186	25,121	49,248
Discontinued operations	—	48,407	78,178
	94,186	73,528	127,426

Summary of amounts recognized in consolidated statement of comprehensive income

	As of 31 December
	2025	2024	2023
	USD	USD	USD
Interest expense on lease liabilities	(94,186)	(73,528)	(127,426)
Interest income on sublease receivables	—	12,349	37,706
Depreciation for right-of-use assets	(225,085)	(177,107)	(364,116)
	(319,271)	(238,286)	(453,836)

Summary of sublease receivables

	As of 31 December
	2025	2024
	USD	USD
Balance as of 1 January	—	571,022
Interest income	—	12,349
Lease rentals received	—	(583,371)
Balance as of 31 December	—	—

Summary of interest income

	2025	2024	2023
	USD	USD	USD
Discontinued operations	—	12,349	37,706
	—	12,349	37,706